AGF Investments Trust

AGF Global Sustainable Growth Equity Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Auto Components - 2.4%
Aptiv plc	474	23,340

Banks - 1.9%
ING Groep NV	3,397	17,794

Building Products - 8.5%
Geberit AG (Registered)	24	10,588
Kingspan Group plc	475	25,433
Nibe Industrier AB, Class B	1,035	15,070
Trex Co., Inc.*	380	30,453
		81,544
Capital Markets - 1.2%
MSCI, Inc.	40	11,558

Chemicals - 10.1%
Albemarle Corp.	237	13,360
Chr Hansen Holding A/S	149	11,180
Croda International plc	373	19,726
Ecolab, Inc.	227	35,373
Johnson Matthey plc	308	6,845
Umicore SA	281	9,826
		96,310
Commercial Services & Supplies - 7.4%
Tetra Tech, Inc.	365	25,776
TOMRA Systems ASA	594	16,623
Waste Connections, Inc.	367	28,443
		70,842
Containers & Packaging - 0.9%
Ball Corp.	130	8,406

Electric Utilities - 0.5%
Orsted A/S	51	5,009

Electrical Equipment - 5.4%
Legrand SA	350	22,491
Prysmian SpA	1,236	19,794
Siemens Gamesa Renewable Energy SA	629	9,464
		51,749
Electronic Equipment, Instruments & Components - 14.1%
Amphenol Corp., Class A	131	9,547
Halma plc	1,475	35,044
Hexagon AB, Class B	285	12,156
Keyence Corp.	130	41,953
Samsung SDI Co. Ltd.	99	19,343
Trimble, Inc.*	543	17,284
		135,327
Equity Real Estate Investment Trusts (REITs) - 5.9%
Equinix, Inc.	61	38,099
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	884	18,042
		56,141
Food Products - 4.3%
Beyond Meat, Inc.*	63	4,196
Kerry Group plc, Class A	324	37,144
		41,340
Health Care Equipment & Supplies - 8.8%
Asahi Intecc Co. Ltd.	890	22,032
Danaher Corp.	294	40,692
Medtronic plc	238	21,463
		84,187
Industrial Conglomerates - 2.6%
Roper Technologies, Inc.	80	24,945

Leisure Products - 2.1%
Shimano, Inc.	138	19,765

Life Sciences Tools & Services - 4.0%
Thermo Fisher Scientific, Inc.	134	38,002

Machinery - 5.5%
Cummins, Inc.	156	21,110
NFI Group, Inc.	990	10,594
Xylem, Inc.	330	21,493
		53,197
Professional Services - 1.1%
Stantec, Inc.	399	10,207

Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	154	13,806
Cree, Inc.*	172	6,099
Infineon Technologies AG	835	12,507
		32,412
Software - 7.2%
ANSYS, Inc.*	110	25,572
Dassault Systemes SE	260	38,557
Zoom Video Communications, Inc., Class A*	34	4,968
		69,097
Water Utilities - 2.4%
American Water Works Co., Inc.	190	22,716

TOTAL COMMON STOCKS (Cost $970,110)		953,888

AGF Investments Trust

AGF Global Sustainable Growth Equity Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 2.2%

Independent Power and Renewable Electricity Producers - 2.2%
Brookfield Renewable Partners LP (Cost $16,712)	502	21,114

Total Investments - 101.9% (Cost $986,822)		975,002
Liabilities in excess of other assets - (1.9%)		(17,895)
Net Assets - 100.0%		957,107

*	Non-income producing security.

AGF Global Sustainable Growth Equity Fund invested, as a percentage of net assets, in the following countries as of March 31, 2020:

Belgium	1.0%
Canada	4.4%
Denmark	1.7%
France	6.4%
Germany	1.3%
Ireland	6.5%
Italy	2.1%
Japan	8.8%
Netherlands	1.9%
Norway	1.7%
South Korea	2.0%
Spain	1.0%
Sweden	2.9%
Switzerland	1.1%
United Kingdom	6.4%
United States	52.7%
Other(1)	(1.9%)
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 93.3%

Aerospace & Defense - 0.6%
Singapore Technologies Engineering Ltd.	1,600	3,515

Banks - 13.7%
Axis Bank Ltd., GDR	231	5,822
Banco Bradesco SA (Preference)	1,900	7,595
Bank Mandiri Persero Tbk. PT	13,700	3,918
Bank of the Philippine Islands	3,850	4,637
Credicorp Ltd.	32	4,578
DBS Group Holdings Ltd.	400	5,230
Grupo Financiero Banorte SAB de CV, Class O	600	1,644
Industrial & Commercial Bank of China Ltd., Class H	25,000	17,058
Komercni banka A/S*	358	6,798
Powszechna Kasa Oszczednosci Bank Polski SA	694	3,787
Sberbank of Russia PJSC, ADR	395	3,713
Shinhan Financial Group Co. Ltd., ADR	396	9,231
		74,011
Beverages - 2.1%
Budweiser Brewing Co. APAC Ltd.*	800	2,055
Coca-Cola HBC AG	265	5,696
Fomento Economico Mexicano SAB de CV, ADR	57	3,449
		11,200
Construction & Engineering - 1.6%
Larsen & Toubro Ltd., GDR	801	8,603

Diversified Consumer Services - 0.3%
YDUQS Part	400	1,707

Diversified Financial Services - 0.9%
FirstRand Ltd.	2,185	4,909

Diversified Telecommunication Services - 2.5%
Hellenic Telecommunications Organization SA	771	9,366
Telekomunikasi Indonesia Persero Tbk. PT	21,300	4,117
		13,483
Electrical Equipment - 2.5%
Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,700	13,863

Electronic Equipment, Instruments & Components - 3.1%
Delta Electronics, Inc.	2,140	8,529
Samsung Electro-Mechanics Co. Ltd.	98	7,738
		16,267
Energy Equipment & Services - 0.9%
Tenaris SA, ADR	414	4,989

Food & Staples Retailing - 2.3%
Atacadao SA*	1,922	7,631
Wal-Mart de Mexico SAB de CV	2,000	4,700
		12,331
Health Care Providers & Services - 1.0%
Sinopharm Group Co. Ltd., Class H	2,541	5,690

Household Durables - 1.5%
Haier Electronics Group Co. Ltd.	3,000	7,932

Insurance - 6.2%
AIA Group Ltd.	1,868	16,805
Ping An Insurance Group Co. of China Ltd., Class H	1,252	12,247
Porto Seguro SA	500	4,322
		33,374
Interactive Media & Services - 8.3%
Tencent Holdings Ltd.	920	44,861

Internet & Direct Marketing Retail - 11.8%
Alibaba Group Holding Ltd., ADR*	243	47,259
Naspers Ltd., Class N	85	12,076
Trip.com Group Ltd., ADR*	209	4,901
		64,236
Machinery - 3.8%
Airtac International Group	956	14,016
Weichai Power Co. Ltd., Class H	4,000	6,402
		20,418
Metals & Mining - 2.7%
Gerdau SA (Preference)	2,763	5,344
Southern Copper Corp.	247	6,956
Vale SA*	300	2,495
		14,795
Multiline Retail - 0.9%
Lojas Americanas SA (Preference)*	1,400	4,850

Oil, Gas & Consumable Fuels - 4.6%
CNOOC Ltd.	5,000	5,213
Lukoil PJSC, ADR	88	5,245
Reliance Industries Ltd., GDR	344	10,547
Tupras Turkiye Petrol Rafinerileri A/S*	351	3,950
		24,955
Paper & Forest Products - 1.1%
Mondi plc	343	5,851

AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Pharmaceuticals - 1.4%
Richter Gedeon Nyrt.	392	7,394

Real Estate Management & Development - 4.8%
China Overseas Land & Investment Ltd.	5,377	16,593
China Vanke Co. Ltd., Class H	2,800	9,171
		25,764
Road & Rail - 0.5%
Localiza Rent a Car SA*	500	2,531

Semiconductors & Semiconductor Equipment - 5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	659	31,494

Software - 1.0%
TOTVS SA*	600	5,390

Specialty Retail - 0.5%
Foschini Group Ltd. (The)	646	2,439

Technology Hardware, Storage & Peripherals - 5.1%
Samsung Electronics Co. Ltd., GDR	28	27,650

Textiles, Apparel & Luxury Goods - 1.1%
Eclat Textile Co. Ltd.	786	6,252

Wireless Telecommunication Services - 0.7%
Turkcell Iletisim Hizmetleri A/S	1,954	3,649

TOTAL COMMON STOCKS (Cost $693,410)		504,403

EXCHANGE TRADED FUNDS - 4.1%

iShares MSCI India ETF
(Cost $32,703)	930	22,422

Investments	Number of Warrants	Value ($)
WARRANTS - 1.8%

Capital Markets - 1.8%
Merrill Lynch International & Co. CV, expiring 11/20/2020*
(Cost $9,463)	63	9,868

Total Investments - 99.2% (Cost $735,576)		536,693
Other Assets Less Liabilities - 0.8%		4,105
Net Assets - 100.0%		540,798

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

March 31, 2020 (Unaudited)

AGF Emerging Markets Equity Fund invested, as a percentage of net assets, in the following countries as of March 31, 2020:

Brazil	7.7%
China	35.7%
Czech Republic	1.3%
Greece	1.7%
Hong Kong	3.1%
Hungary	1.4%
India	4.6%
Indonesia	1.5%
Luxembourg	0.9%
Mexico	1.8%
Peru	2.1%
Philippines	0.9%
Poland	0.7%
Russia	1.7%
Singapore	1.6%
South Africa	3.6%
South Korea	8.3%
Switzerland	1.1%
Taiwan	11.1%
Turkey	1.4%
United Kingdom	1.1%
United States	5.9%
Other(1)	0.8%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).